REVERSE REPURCHASE AGREEMENTS – NON-TRADING (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Reserve Repurchase Agreements Non-Trading [Abstract]
Disclosure Of Reverse Repurchase Agreements Non-Trading

		Group
	2024	2023
	£m	£m
Agreements with banks	1,363	2,397
Agreements with customers	8,975	10,071
	10,338	12,468